Liquidity and Capital Resources (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended			49 Months Ended	58 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2021
Net loss		$ (3,248,600)	$ (3,583,010)	$ (4,993,350)	$ (5,576,377)	$ (5,576,377)
Net cash used in operating activities		(1,037,420)	(1,524,367)	(2,024,275)		(2,138,635)
Proceeds from issuance of common stock and convertible debt		1,800,000		1,340,000			$ 8,850,000	$ 8,900,000
Cash		2,400,000		1,030,000	$ 1,200,000	1,200,000	1,030,000	2,400,000
Revenues		2,434,551	1,403,756	1,945,315		983,182
Proceeds from PPP loan		623,828		548,885
Cash position		2,000,000		2,500,000			$ 2,500,000	$ 2,000,000
Contracted revenue backlog		$ 1,500,000		1,100,000
Paycheck Protection Program One [Member]
Proceeds from PPP loan				549,000
Paycheck protection program				549,000
Paycheck Protection Program Two [Member]
Proceeds from PPP loan	$ 624,000			$ 632,000
Paycheck protection program	$ 624,000